Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility of the share prices (%)		77.75%
Risk-free interest rate (%)		2.14%
Expected life of share options (years)	10 years	10 years
Bottom of range [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Expected volatility of the share prices (%)	84.54%
Risk-free interest rate (%)	0.69%
Top of range [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Expected volatility of the share prices (%)	87.53%
Risk-free interest rate (%)	1.85%